Warrants - Schedule of Warrants Outstanding (Details)	9 Months Ended	12 Months Ended
	Jul. 31, 2025 $ / shares shares	Oct. 31, 2024 $ / shares shares	Jul. 31, 2025 $ / shares shares	Oct. 31, 2024 $ / shares shares	Oct. 30, 2024 $ / shares
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	3,881,441	4,429,547	3,881,441	4,429,547
Number of shares to be issued from the exercise of warrants (warrant shares)	2,238,848	2,549,311	2,238,848	2,549,311
Exercise price per warrant shares (in Dollars per share and Dollars per share) | $ / shares					$ 4.38
November 17, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,923	1,923	1,923	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	1,923	1,923	1,923	1,923
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 243.75	$ 243.75	$ 337.45	$ 339.2
Expiry date	Nov. 17, 2027	Nov. 17, 2027
April 5, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	728,409	743,565	728,409	743,565
Number of shares to be issued from the exercise of warrants (warrant shares)	527,181	538,150	527,181	538,150
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.077	$ 1.077	$ 1.077	$ 1.077
Expiry date	Apr. 05, 2028	Apr. 05, 2028
September 17, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	2,024,739	2,352,504	2,024,739	2,352,504
Number of shares to be issued from the exercise of warrants (warrant shares)	583,264	677,683	583,264	677,683
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.077	$ 1.077	$ 1.077	$ 1.077
Expiry date	Sep. 17, 2028	Sep. 17, 2028
January 15, 2029 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,126,480	1,331,480	1,126,480	1,331,480
Number of shares to be issued from the exercise of warrants (warrant shares)	1,126,480	1,331,480	1,126,480	1,331,480
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.6	$ 1.6	$ 1.6	$ 1.6
Expiry date	Jan. 15, 2029	Jan. 15, 2029